LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of right-of-use assets and right-of-use liabilities
Right-of-use assets and lease liabilities associated with the Company's operating leases are included in the Consolidated Balance Sheet as of December 31, 2021 and 2020 as follows:

(in millions)	2021	2020
Right-of-use assets included in:
Other non-current assets	$247	$259
Lease liabilities included in:
Accrued and other current liabilities	$50	$52
Other non-current liabilities	214	227
Total lease liabilities	$264	$279

Summary of lease expenses	Lease expense for the years 2021, 2020 and 2019 include:

(in millions)	2021	2020	2019
Operating lease costs	$67	$65	$62
Variable operating lease costs	$12	$12	$16

Summary of other operating lease information
Other information related to operating leases for 2021, 2020 and 2019 is as follows:

(dollars in millions)	2021	2020	2019
Cash paid from operating cash flows for amounts included in the measurement of lease liabilities	$76	$74	$73
Right-of-use assets obtained in exchange for new operating lease liabilities	$46	$39	$47
Weighted-average remaining lease term	7.2 years	7.6 years	8.2 years
Weighted-average discount rate	6.1%	6.2%	6.2%

Summary of operating lease future payments
As of December 31, 2021, future payments under noncancelable operating leases for each of the five succeeding years ending December 31 and thereafter are as follows:

(in millions)
2022	$64
2023	53
2024	41
2025	38
2026	34
Thereafter	100
Total	330
Less: Imputed interest	66
Present value of remaining lease payments	264
Less: Current portion	50
Non-current portion	$214